Financing Obligation - Narrative (Details) $ in Thousands	1 Months Ended
Jun. 30, 2020 USD ($)
Financing Obligation [Abstract]
Consideration	$ 6,885
Sale and finance leaseback transaction, initial lease term	15 years
Sale and finance leaseback transaction, number of extensions	3
Sale and finance leaseback transaction, extension period	5 years
Management services agreement, annual fee	$ 50
Management services agreement, initial term	3 years
Management services agreement, autorenewal period	1 year
Management services agreement, termination notice period	30 days
Sale and finance leaseback transaction, imputed interest rate	11.60%